Subsequent Events - Summary of Contributions from the Mexican Government (Details) - MXN ($) $ in Thousands				2 Months Ended	3 Months Ended	12 Months Ended
	Jun. 02, 2025	May 02, 2025	Apr. 21, 2025	Jun. 13, 2025	Mar. 31, 2025	Dec. 31, 2024
Contributions A
Disclosure of non-adjusting events after reporting period [line items]
Increase in certificates of contribution					$ 80,002,573	$ 156,509,050
Subsequent event | Petróleos Mexicanos
Disclosure of non-adjusting events after reporting period [line items]
Total	$ 3,700,830	$ 2,905,392	$ 7,930,143
Subsequent event | Petróleos Mexicanos | Construction of Dos Bocas Refinery
Disclosure of non-adjusting events after reporting period [line items]
Total				$ 14,536,365
Subsequent event | Contributions A
Disclosure of non-adjusting events after reporting period [line items]
Increase in certificates of contribution				$ 14,536,365